UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-00734
Van Kampen Harbor Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)       (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 9/30/08

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Harbor Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Domestic Convertible Corporate Obligations 76.3%
	Advertising 1.9%
$2,580	Interpublic Group of Cos, Inc.	4.250%	03/15/23	$2,399,400
2,070	Omnicom Group, Inc.	*	02/07/31	2,026,013

				4,425,413

	Aerospace & Defense 2.7%
3,100	AAR Corp.	1.750	02/01/26	2,557,500
2,640	Ceradyne, Inc.	2.875	12/15/35	2,517,900
1,257	L-3 Communications Corp.	3.000	08/01/35	1,377,986

				6,453,386

	Agricultural Products 0.4%
1,240	Archer-Daniels-Midland Co. (a)	0.875	02/15/14	1,009,050

	Application Software 2.9%
2,935	Blackboard, Inc.	3.250	07/01/27	2,685,525
2,760	Informatica Corp.	3.000	03/15/26	2,687,550
1,980	Lawson Software, Inc.	2.500	04/15/12	1,529,550

				6,902,625

	Biotechnology 4.8%
488	Alexion Pharmaceuticals, Inc.	1.375	02/01/12	1,231,590
2,760	Amgen, Inc.	0.125	02/01/11	2,542,650
1,619	BioMarin Pharmaceuticals, Inc.	1.875	04/23/17	2,309,099
3,250	Genzyme Corp.	1.250	12/01/23	3,770,000
1,130	Isis Pharmaceuticals, Inc.	2.625	02/15/27	1,420,975

				11,274,314

	Brewers 1.5%
3,300	Molson Coors Brewing Co.	2.500	07/30/13	3,584,625

	Broadcasting & Cable TV 0.9%
2,500	Sinclair Broadcast Group, Inc.	6.000	09/15/12	2,140,625

	Casinos & Gaming 1.3%
2,415	International Game Technology	2.600	12/15/36	2,270,100
900	Scientific Games Corp. (b)	0.750/0.500	12/01/24	884,250

				3,154,350

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Catalog Retail 1.1%
$3,000	Collegiate Pacific, Inc.	5.750%	12/01/09	$2,655,000

	Coal & Consumable Fuels 1.1%
1,500	Massey Energy Co.	3.250	08/01/15	1,046,250
1,800	Peabody Energy Corp.	4.750	12/15/66	1,631,250

				2,677,500

	Commercial Printing 0.6%
1,350	Rayonier TRS Holdings, Inc.	3.750	10/15/12	1,331,438

	Communications Equipment 0.4%
1,225	ADC Telecommunications, Inc. (c)	3.508	06/15/13	908,031

	Computer & Electronics Retail 0.7%
1,600	Best Buy Co., Inc.	2.250	01/15/22	1,572,000

	Computer Storage & Peripherals 3.5%
2,750	EMC Corp.	1.750	12/01/11	2,739,687
1,990	Maxtor Corp.	6.800	04/30/10	1,970,100
3,400	NetApp, Inc. (a)	1.750	06/01/13	2,915,500
690	SanDisk Corp.	1.000	05/15/13	551,138

				8,176,425

	Construction & Farm Machinery & Heavy Trucks 0.4%
1,380	Trinity Industries, Inc.	3.875	06/01/36	1,007,400

	Drug Retail 0.4%
1,360	Rite Aid Corp.	8.500	05/15/15	824,500

	Electrical Components & Equipment 1.8%
3,015	General Cable Corp. (a)	1.000	10/15/12	2,336,625
1,730	Sunpower Corp.	0.750	08/01/27	1,864,075

				4,200,700

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Environmental & Facilities Services 2.4%
$3,250	Covanta Holding Corp.	1.000%	02/01/27	$3,128,125
2,300	Waste Connections, Inc.	3.750	04/01/26	2,590,375

				5,718,500

	Footwear 1.0%
3,300	Iconix Brand Group, Inc. (a)	1.875	06/30/12	2,479,125

	Health Care Equipment 5.5%
2,070	American Medical Systems Holdings, Inc.	3.250	07/01/36	2,108,812
2,925	Hologic, Inc. (b)	2.000/0.000	12/15/37	2,171,812
2,500	Medtronic, Inc.	1.500	04/15/11	2,500,000
2,680	SonoSite, Inc.	3.750	07/15/14	2,810,650
3,350	Wright Medical Group, Inc.	2.625	12/01/14	3,538,438

				13,129,712

	Health Care Facilities 2.6%
3,710	Health Management Associates, Inc. (a)	3.750	05/01/28	2,816,743
4,000	LifePoint Hospitals, Inc.	3.500	05/15/14	3,290,000

				6,106,743

	Health Care Supplies 2.5%
2,890	Fisher Scientific International, Inc.	3.250	03/01/24	4,241,075
1,970	Inverness Medical Innovations, Inc. (a)	3.000	05/15/16	1,630,175

				5,871,250

	Industrial Machinery 0.4%
615	Actuant Corp.	2.000	11/15/23	831,019

	Industrial REIT’s 0.5%
1,500	Prologis (a)	2.250	04/01/37	1,149,375

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Integrated Telecommunication Services 1.9%
$4,210	Level 3 Communications, Inc.	6.000%	09/15/09	$3,978,450
690	Qwest Communications International, Inc.	3.500	11/15/25	589,088

				4,567,538

	Internet Retail 0.6%
1,650	GSI Commerce, Inc. (a)	2.500	06/01/27	1,309,688

	Internet Software & Services 3.4%
2,760	Digital River, Inc.	1.250	01/01/24	2,722,050
3,300	Equinix, Inc.	2.500	04/15/12	2,875,125
3,750	SAVVIS, Inc.	3.000	05/15/12	2,503,125

				8,100,300

	Investment Banking & Brokerage 1.2%
2,900	Merrill Lynch & Co., Inc.	*	03/13/32	2,755,000

	Life & Health Insurance 1.5%
3,700	Prudential Financial, Inc. (c)	0.419	12/12/36	3,638,950

	Life Sciences Tools & Services 2.8%
2,705	Affymetrix, Inc.	3.500	01/15/38	1,907,025
1,388	Illumina, Inc. (a)	0.625	02/15/14	2,592,090
2,355	Millipore Corp. (a)	3.750	06/01/26	2,240,194

				6,739,309

	Movies & Entertainment 1.6%
4,175	Liberty Media LLC	3.125	03/30/23	3,825,344

	Oil & Gas Drilling 1.1%
3,000	Nabors Industries, Inc.	0.940	05/15/11	2,707,500

	Oil & Gas Equipment & Services 1.7%
1,550	Cal Dive International, Inc.	3.250	12/15/25	1,478,312
1,030	Cameron International Corp.	2.500	06/15/26	1,304,237
1,505	SESI LLC (b)	1.500/1.250	12/15/26	1,320,638

				4,103,187

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oil & Gas Exploration & Production 2.8%
$3,160	Carrizo Oil & Gas, Inc.	4.375%	06/01/28	$2,247,550
1,360	Chesapeake Energy Corp.	2.250	12/15/38	941,800
1,340	Chesapeake Energy Corp.	2.750	11/15/35	1,443,850
2,550	Delta Petroleum Corp.	3.750	05/01/37	2,062,312

				6,695,512

	Other Diversified Financial Services 1.2%
3,340	Nasdaq Stock Market, Inc. (a)	2.500	08/15/13	2,880,750

	Packaged Foods & Meats 1.1%
2,720	Tyson Foods, Inc.	3.250	10/15/13	2,550,000

	Pharmaceuticals 3.8%
1,289	Allergan, Inc.	1.500	04/01/26	1,340,560
3,580	Gilead Sciences, Inc.	0.500	05/01/11	4,421,300
3,350	Wyeth (c)	2.621	01/15/24	3,273,955

				9,035,815

	Real Estate Development 0.5%
1,650	American Real Estate Partners, LP (c)	4.000	08/15/13	1,196,250

	Semiconductors 4.6%
2,700	Agere Systems, Inc.	6.500	12/15/09	2,740,500
2,300	Intel Corp.	2.950	12/15/35	2,021,125
3,250	Intel Corp. (a)	2.950	12/15/35	2,855,937
2,600	ON Semiconductor Corp. (a)	2.625	12/15/26	2,236,000
1,200	Xilinx, Inc. (a)	3.125	03/15/37	1,002,000

				10,855,562

	Systems Software 1.1%
1,980	Sybase, Inc.	1.750	02/22/25	2,551,725

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Technology Distributors 1.7%
$1,950	Anixter International, Inc.	1.000%	02/15/13	$2,059,687
2,070	Avnet, Inc.	2.000	03/15/34	2,072,588

				4,132,275

	Trading Companies & Distributors 1.1%
2,600	WESCO International, Inc. (a)	1.750	11/15/26	2,031,250
700	WESCO International, Inc.	1.750	11/15/26	546,875

				2,578,125

	Wireless Telecommunication Services 1.3%
2,980	NII Holdings, Inc.	2.750	08/15/25	2,965,100

Total Domestic Convertible Corporate Obligations 76.3%				180,771,036

	Foreign Convertible Corporate Obligations 5.1%
	Electrical Components & Equipment 0.5%
1,360	Yingli Green Energy Holding Co., Ltd. (Cayman Islands)	*	12/15/12	1,108,400

	Electronic Manufacturing Services 1.2%
3,400	Flextronics International Ltd. (Singapore)	1.000	08/01/10	2,992,000

	Hotels, Resorts & Cruise Lines 1.1%
4,080	Carnival Corp. (Panama) (b)	0.500/0.000	04/29/33	2,585,700

	Oil & Gas Drilling 1.4%
1,500	Transocean, Inc., Ser A (Cayman Islands)	1.625	12/15/37	1,421,250
2,000	Transocean, Inc., Ser B (Cayman Islands)	1.500	12/15/37	1,842,500

				3,263,750

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oil & Gas Equipment & Services 0.9%
$1,360	JA Solar Holdings Co., Ltd. (Cayman Islands)	4.500%	05/15/13	$994,500
650	Schlumberger, Ltd., Ser B (Netherlands Antilles)	2.125	06/01/23	1,275,625

				2,270,125

Total Foreign Convertible Corporate Obligations 5.1%				12,219,975

	Number of
Description	Shares	Value

Convertible Preferred Stocks 12.8%
Agricultural Products 0.2%
Bunge Ltd., 5.125% (Bermuda)	880	$550,370

Commodity Chemicals 1.0%
Celanese Corp., 4.250%	63,000	2,266,034

Communications Equipment 0.4%
Lucent Technologies Capital Trust I, 7.750%	2,050	1,020,388

Consumer Finance 0.8%
SLM Corp., Ser C, 7.250%	3,050	1,902,819

Diversified Capital Markets 0.7%
AMG Capital Trust II, 5.150%	55,000	1,667,187

Diversified Metals & Mining 0.8%
Freeport-McMoRan Copper & Gold, Inc., 6.750%	13,040	1,085,580
Vale Capital, Ltd. Ser RIO, 5.500% (Cayman Islands)	22,500	867,656

		1,953,236

Electric Utilities 0.8%
NRG Energy, Inc., 5.750%	8,500	1,904,000

	Number of
Description	Shares	Value

Life & Health Insurance 0.6%
MetLife, Inc., Ser B, 6.375%	104,400	$1,307,088

Office Services & Supplies 1.1%
Avery Dennison Corp., 7.875%	57,500	2,479,975

Other Diversified Financial Services 2.7%
Bank of America Corp., Ser L, 7.250%	3,575	2,986,019
Citigroup, Inc., Ser T, 6.500%	81,650	3,347,650

		6,333,669

Pharmaceuticals 1.7%
Mylan, Inc., 6.500%	2,240	1,758,400
Schering-Plough Corp., 6.000%	13,200	2,263,800

		4,022,200

Regional Banks 0.4%
KeyCorp, Ser A, 7.750%	12,000	1,020,120

Specialized Finance 0.7%
CIT Group, Inc., 8.750%	53,000	1,745,290

Wireless Telecommunication Services 0.9%
Crown Castle International Corp., 6.250%	50,000	2,137,500

Total Convertible Preferred Stocks 12.8%		30,309,876

Common Stocks 1.3%
Life & Health Insurance 0.3%
MetLife, Inc.	11,825	662,200

Wireless Telecommunication Services 1.0%
NII Holdings, Inc. Class B (d)	61,988	2,350,585

Total Common Stocks 1.3%		3,012,785

Total Long-Term Investments 95.5%
(Cost $255,428,796)		226,313,672

Description	Value

Repurchase Agreements 4.1%
Banc of America Securities ($3,592,695 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.05%, dated 09/30/08, to be sold on 10/01/08 at $3,592,900)	$3,592,695
Citigroup Global Markets, Inc. ($3,592,695 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.50%, dated 09/30/08, to be sold on 10/01/08 at $3,592,845)	3,592,695
JPMorgan Chase & Co. ($1,077,809 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/08, to be sold on 10/01/08 at $1,077,839)	1,077,809
State Street Bank & Trust Co. ($1,416,801 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 09/30/08, to be sold on 10/01/08 at $1,416,854)	1,416,801

Total Repurchase Agreements 4.1%
(Cost $9,680,000)	9,680,000

Total Investments 99.6%
(Cost $265,108,796)	235,993,672

Other Assets in Excess of Liabilities 0.4%	1,022,137

Net Assets 100.0%	$237,015,809

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date.

(c)	Floating Rate Coupon

(d)	Non-income producing security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$6,360,435
Level 2 - Other Significant Observable Inputs	229,633,237
Level 3 - Significant Unobservable Inputs	—

Total	$235,993,672

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. Unlisted convertible securities are valued at the mean of the last reported bid and asked prices. Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Harbor Fund
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: November 18, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: November 18, 2008
By: /s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 18, 2008